FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2012
FAIR VALUE
Summary of the Group's financial assets (liabilities) measured at fair value on recurring basis

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2011	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(18,552)	—	—	(18,552)
Forward contract	26	—	26	—

Total	(18,526)	—	26	(18,552)

		Fair Value Measurement at Reporting Date Using
Description	June 30, 2012	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(22,269)	—	—	(22,269)
Forward contract	(18)	—	(18)	—

Total	(22,287)	—	(18)	(22,269)

Schedule of the fair value measurement of the contingent consideration encompassing significant unobservable inputs

Unobservable Inputs	Range
Estimated contingent consideration payments	$22,269
Discount rate	5.75%-11.7%
Timing of earn-out payments	0.75-2.83 years

Summary of the movement of the balances of the Group's financial (liabilities) measured at fair value on a recurring basis based on Level 3 inputs

Amounts
Balance as of January 1, 2012	(18,552)
Initial recognition of contingent consideration in connection with business acquisitions	(9,509)
Change in fair value of contingent considerations	346
Settlement of contingent consideration	5,452
Exchange difference	(6)

Balance as of June 30, 2012	(22,269)